UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
October 1, 2007 to October 31, 2007
333-132215-03
Commission File Number of issuing entity
Triad Automobile Receivables Trust 2007-A
(Exact name of issuing entity as specified in its charter)
333-132215
Commission File Number of depositor
Triad Financial Special Purpose LLC
(Exact name of depositor as specified in its charter)
Triad Financial Corporation
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
30-6136421
(I.R.S. Employer Identification No.)

7711 Center Avenue Huntington Beach, California	92647
(Address of principal executive offices of the issuing entity)	(Zip Code)
(714) 373-8300
(Telephone number, including area code)
No Change
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑
A-2	☐	☐	☑
A-3	☐	☐	☑
A-4	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of Triad Automobile Receivables Trust 2007-A are set forth in the attached Monthly Servicer Report and Statement to Noteholders.
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
     Exhibit 99.1   Monthly Servicer Report and Statement to Noteholders

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Triad Financial Special Purpose LLC (Depositor)
Date: November 9, 2007	/s/ Mike L. Wilhelms
Mike L. Wilhelms
Chief Financial Officer

EXHIBIT INDEX

Exhibit No.	Description
99.1	Monthly Servicer Report and Statement to Noteholders